Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 89,570	$ 50,682	$ 102,819
Prepaid expenses and deposits	25,000	0	173
Total current assets	114,570	50,682	102,992
Other assets
Patents, net	123,457	68
Total assets	238,027	50,750	102,992
Current liabilities
Accounts payable	575,169	0	4,389
Accrued liabilities	257,591	12,539
Accrued interest	7,452	4,142
Convertible note payable, 12%	76,226	0
Convertible note payable, 10%	100,000	0
Convertible note payable, 10%	29,575	0
Advances payable to related party	0	10,662
Total current liabilities	1,046,013	27,343	4,389
Other liabilities
Convertible notes payable	0	210,000
Commitments and contingencies
Stockholders’ equity
Preferred stock, $0.001 par value, 20,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, Class A, $0.001 par value, 150,000,000 shares authorized; 66,145,695 and 58,098,908 shares issued and outstanding, respectively	66,145	58,099	1,443
Common stock, Class B, $0.001 par value, 1,707,093 shares authorized; 1,538,872 and 1,538,872 shares issued and outstanding, respectively	1,539	1,539	1,539
Additional paid-in capital	6,984,290	28,918	269,469
Subscriptions receivable	0	(81,481)
Accumulated deficit	(7,859,960)	(193,668)	(173,848)
Total stockholders' equity (deficit)	(807,986)	(186,593)	98,603
Total liabilities and stockholders' equity	$ 238,027	$ 50,750	$ 102,992